Supplement dated May 1, 2024, to the

Prospectus dated May 1, 2019, for the Great-West Smart Track® Variable Annuity, Great-West Smart
Track® II Variable Annuity, and the Great-West Smart Track II® – 5 Year Variable Annuity contracts issued by Empower Annuity Insurance Company of America

Variable Annuity-2 Series Account

Supplement dated May 1, 2024, to the

Prospectus dated May 1, 2019, for the Great-West Smart Track® Variable Annuity, Great-West Smart
Track® II Variable Annuity, and the Great-West Smart Track II® – 5 Year Variable Annuity contracts issued by Empower Life & Annuity Insurance Company of New York

Variable Annuity-2 Series Account

This Supplement amends certain information contained in your variable annuity contract (“Contract”) prospectus (the “Prospectus”). Please read this Supplement carefully and keep it with your Prospectus for future reference.

On or about May 1, 2024, a Portfolio available under your Contract will change its name as follows:

CURRENT PORTFOLIO NAME	NEW PORTFOLIO NAME
LVIP Delaware U.S. REIT Fund – Service Class	LVIP Macquarie U.S. REIT Fund - Service Class

* * *

If you have any questions regarding this Supplement please contact your investment professional or us by calling toll free at 1-800-838-0650. You may also obtain fund prospectuses online at www.protective.com/productprospectus by selecting your Contract then “Investment Options.” Please keep this Supplement for future reference.